Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Deferred tax
(Increase)/decrease in deferred tax assets	$ (2,029)	$ (686)
(Decrease)/increase in deferred tax liabilities	97	(25)
Total deferred tax expense/(benefit)	(1,932)	(711)
Income tax expense/(benefit)	$ (1,932)	$ (711)